Benefit Plans - Participation in Multiemployer Plans Considered to be Individually Significant (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Multiemployer Plans [Line Items]
Contributions	$ 4.7
Suburban Teamsters of Northern IL Pension Fund
Multiemployer Plans [Line Items]
Contributions	600,000	$ 500,000	$ 400,000
Pension Fund of Automobile Mechanics Local No. 701
Multiemployer Plans [Line Items]
Contributions	200,000	200,000	200,000
Local 731 Private Scavengers and Garage Attendants Pension Fund
Multiemployer Plans [Line Items]
Contributions	1,800,000	1,700,000	1,600,000
Midwest Operating Engineers Pension Fund
Multiemployer Plans [Line Items]
Contributions	600,000	600,000	500,000
Teamsters Local Union No. 301 Union Pension Fund
Multiemployer Plans [Line Items]
Contributions	900,000	800,000	600,000
Central States Southeast and Southwest Areas Pension Fund
Multiemployer Plans [Line Items]
Contributions	200,000	200,000	200,000
Local 705 Int'l Brotherhood of Teamsters Pension TR. FD.
Multiemployer Plans [Line Items]
Contributions	$ 200,000	$ 200,000	$ 200,000